Customer Trust Fund - Amortized Cost and Fair Value of Investment Security Available for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Due in one year or less, Cost	$ 1,139.4
Due in one to three years, Cost	599.9
Due in three to five years, Cost	651.3
Due after five years, Cost	217.5
Invested customer trust funds, Cost	2,608.1	$ 4,097.2
Due in one year or less, Fair Value	1,139.4
Due in one to three years, Fair Value	593.8
Due in three to five years, Fair Value	646.9
Due after five years, Fair Value	211.8
Invested customer trust funds, Fair Value	$ 2,591.9	$ 4,091.4